Average Annual Total Returns - Nationwide Investor Destinations Moderate Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Morningstar® Moderate Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Morningstar® Moderate Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Morningstar® Moderate Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	4.60%	7.54%	6.56%	2.77%	5.14%	4.75%	2.80%	5.21%	4.73%	9.12%	8.01%	6.43%	10.67%	8.49%	6.86%	11.41%	9.18%	7.56%	11.31%	9.09%	7.36%	10.94%	8.75%	7.14%	12.79%	9.74%	7.77%